Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not have a practice of granting stock options or similar equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, nor do we time the public release of such information based on stock option grant dates. In addition, we do not have a practice of granting stock options or similar equity awards during periods in which there is material nonpublic information about our Company.  We have not, during the last completed fiscal year, awarded stock options or similar equity awards in the four business days prior to, or the one business day following, the filing of our periodic reports, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Method	We do not have a practice of granting stock options or similar equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, nor do we time the public release of such information based on stock option grant dates. In addition, we do not have a practice of granting stock options or similar equity awards during periods in which there is material nonpublic information about our Company.  We have not, during the last completed fiscal year, awarded stock options or similar equity awards in the four business days prior to, or the one business day following, the filing of our periodic reports, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have a practice of granting stock options or similar equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, nor do we time the public release of such information based on stock option grant dates. In addition, we do not have a practice of granting stock options or similar equity awards during periods in which there is material nonpublic information about our Company.  We have not, during the last completed fiscal year, awarded stock options or similar equity awards in the four business days prior to, or the one business day following, the filing of our periodic reports, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false